Significant Nature of Operations (Details) - CAD ($) $ in Thousands		12 Months Ended
	Aug. 11, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Nature of Operations
Accumulated deficit		$ (180,779)	$ (193,330)	$ (245,445)
Gross proceeds from issuance		3,701	666
Property, plant and equipment		$ 82,288	$ 10,446	$ 51,258
Private Placement
Nature of Operations
Gross proceeds from issuance	$ 21,500
Brokered Placement
Nature of Operations
Gross proceeds from issuance	16,500
Non-Brokered Placement
Nature of Operations
Gross proceeds from issuance	$ 5,000